Schedule of Information on Material Loans (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Long-term material loans from bank	₪ 97,852
Original loan		₪ 148,000
Less current maturities	(40,237)	(47,042)
Long term loans from banks	57,615	₪ 106,502
Short-term material loans from bank	44,367
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Original loan	₪ 132,000
Interest rate	Prime rate plus a spread of 1.5%-2.56%
Loan period (years)	1.5-5.5
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Original loan	₪ 44,500
Interest rate	Prime rate plus a spread of 1.5%-2.5%